Deposits, Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Deposits, Prepayments and Other Current Assets
Deposits for office spaces leases	¥ 24,852	$ 3,703	¥ 26,055
Prepaid rental and property management fee	16,975	2,529	16,025
Other current assets	9,377	1,398	9,460
Deposits, prepayments and other current assets	¥ 51,204	$ 7,630	¥ 51,540